Cover	May 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Entity File Number	001-39568
Entity Registrant Name	Radius Global Infrastructure, Inc.
Entity Central Index Key	0001810739
Entity Tax Identification Number	88-1807259
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Bala Plaza East
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	610
Local Phone Number	660-4910
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	RADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false